UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
February 28, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--90.1%	Rate (%)	Date	Amount ($)	Value ($)
Bank & Finance--10.6%
Bank of America,
Gtd. Notes	2.38	6/22/12	2,200,000	2,262,306
Citigroup,
Gtd. Bonds	2.13	4/30/12	2,110,000	2,155,468
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,200,000	2,283,585
Golman Sachs Group,
Gtd. Notes	2.15	3/15/12	2,000,000 a	2,045,114
JPMorgan Chase & Co.,
Gtd. Notes	0.38	4/1/11	2,550,000 b	2,556,110
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	2,105,000	2,188,998
Key Bank,
Gtd. Notes	3.20	6/15/12	1,720,000 a	1,798,148
Morgan Stanley,
Gtd. Notes	2.25	3/13/12	2,105,000 a	2,154,535
US Bancorp,
Gtd. Notes	2.25	3/13/12	2,000,000 a	2,048,688
US Central Federal Credit,
Govt. Gtd. Notes	1.90	10/19/12	1,300,000	1,315,677
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	2,105,000	2,184,222
				22,992,851
U.S. Government Agencies--34.3%
Federal Home Loan Bank,
Bonds, Ser. 1	0.13	6/7/11	4,515,000	4,512,923
Federal Home Loan Bank,
Bonds	1.88	6/20/12	13,670,000	13,907,598
Federal Home Loan Bank,
Bonds	3.38	6/24/11	6,000,000	6,205,800

Federal Home Loan Mortgage Corp.,
Notes	0.15	1/11/12	4,620,000 c	4,613,611
Federal Home Loan Mortgage Corp.,
Notes	0.19	2/16/12	4,000,000 c	3,996,376
Federal Home Loan Mortgage Corp.,
Notes	0.21	8/5/11	2,045,000 c	2,046,389
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	10,000,000 c	10,249,070
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	11,750,000 c	12,612,896
Federal National Mortgage
Association, Notes	1.75	8/10/12	8,300,000 c	8,407,427
Federal National Mortgage
Association, Notes	2.00	1/9/12	5,580,000 c	5,700,785
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	1,543,113	1,666,748
				73,919,623
U.S. Government Agencies/Mortgage-Backed--14.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			145,257 c	145,892
4.00%, 3/1/10 - 4/1/10			1,391,844 c	1,399,025
4.50%, 9/1/14			1,031,670 c	1,070,352
5.00%, 5/1/10 - 1/1/11			2,733,793 c	2,803,376
Ser. 3574, Cl. AC 1.85%,
8/15/14			1,716,904 c	1,734,559
Structured Pass-Through
Secs., Ser. T-7, Cl. A6
7.03%, 8/25/28			35,597 b,c	35,359
Federal National Mortgage Association:
4.00%, 5/1/10 - 10/1/10			1,175,220 c	1,183,037
4.50%, 11/1/14			788,064 c	817,510
5.50%, 9/1/14 - 4/1/16			796,874 c	837,984
Ser. 2002-83, REMICS,
Cl. DH, 5.00%, 9/25/17			1,499,522 c	1,571,372
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31			1,840,549 b,c	1,908,875

Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	309,179	311,957
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	548,022	556,838
Ser. 2006-42, Cl. A, 3.30%,
2/16/30	1,658,554	1,689,407
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	250,892	252,140
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	993,947	1,024,016
Ser. 2006-39, Cl. A 3.77%,
6/16/25	802,571	824,865
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	309,081	310,812
Ser. 2005-79, Cl. A 4.00%,
10/16/33	468,998	479,471
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	966,102	993,631
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	812,806	842,963
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,005,058	1,024,223
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	175,646	177,841
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	201,341	203,131
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,180,022	1,223,438
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	629,659	645,549
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	388,479	391,054
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,441,907	1,496,986
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	407,395	418,322

Ser. 2005-59, Cl. A, 4.39%,
5/16/23	303,183	309,920
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	705,045	722,348
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	357,540	365,060
Ser. 2008-39, Cl. A 4.50%,
2/16/23	1,911,431	1,964,506
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	1,494,721	1,526,924
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	808,405	853,985
		32,116,728
U.S. Treasury Notes--30.3%
1.13%, 6/30/11	4,000,000	4,037,660
1.38%, 5/15/12	11,860,000	11,984,162
1.38%, 2/15/13	10,000,000	10,012,500
4.63%, 8/31/11	37,100,000 a	39,388,328
		65,422,650
Total Bonds and Notes
(cost $193,382,968)		194,451,852
	Principal
Short-Term Investments--2.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.33%, 11/18/10	4,575,000	4,563,929
0.04%, 4/15/10	35,000 d	34,997
Total Short-Term Investments
(cost $4,598,927)		4,598,926

Other Investment--7.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,195,000)	15,195,000 [e]	15,195,000

Investment of Cash Collateral for
Securities Loaned--6.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,853,150)	12,853,150 [e]	12,853,150

Total Investments (cost $226,030,045)	105.2%	227,098,928
Liabilities, Less Cash and Receivables	(5.2%)	(11,361,505)
Net Assets	100.0%	215,737,423

a

Security, or portion thereof, on loan. At February 28, 2010, the total market value of the fund's securities on loan is $12,383,456 and the total market value of the collateral held by the fund is $12,853,150.

b	Variable rate security--interest rate subject to periodic change.
c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $226,030,045. Net unrealized appreciation on investments was $1,068,883 of which $1,984,053 related to appreciated investment securities and $915,170 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
February 28, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 2/28/2010 ($)
Financial Futures Long
U.S. Treasury 2-Year Notes	20	4,348,750	June 2010	6,625

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Significant Observable		Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	70,021,576	-	70,021,576
Corporate Bonds	-	22,992,851	-	22,992,851
U.S. Government	-	106,036,351	-	106,036,351
Agencies/Mortgage-Backed
Mutual Funds	28,048,150	-	-	28,048,150
Other Financial Instruments+	6,625	-	-	6,625
Liabilities ($)
Other Financial Instruments+	-	-	-	-
+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)